Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grants of stock options, restricted stock, restricted stock units, LTIP Units, Performance LTIP Units, and other equity awards to our executive officers and other employees are approved by the Compensation Committee at regularly scheduled meetings, or occasionally by unanimous written consent. If approval is made at a meeting, the grant date of the award is the date of the meeting or a future date; if approval is by unanimous written consent, the grant date of the award is the day the last Compensation Committee member signs the written consent or a future date.

We have no practice of timing grants of stock options, restricted stock, restricted stock units, LTIP Units, Performance LTIP Units, or other equity awards to coordinate with the release of material non-public information, nor have we timed the release of material non-public information for the purpose of affecting the value of any named executive officer compensation.

Award Timing Method

Grants of stock options, restricted stock, restricted stock units, LTIP Units, Performance LTIP Units, and other equity awards to our executive officers and other employees are approved by the Compensation Committee at regularly scheduled meetings, or occasionally by unanimous written consent. If approval is made at a meeting, the grant date of the award is the date of the meeting or a future date; if approval is by unanimous written consent, the grant date of the award is the day the last Compensation Committee member signs the written consent or a future date.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no practice of timing grants of stock options, restricted stock, restricted stock units, LTIP Units, Performance LTIP Units, or other equity awards to coordinate with the release of material non-public information, nor have we timed the release of material non-public information for the purpose of affecting the value of any named executive officer compensation
MNPI Disclosure Timed for Compensation Value	false